SCHEDULE OF DETAILED INFORMATION ABOUT NATURE AND EXTENT OF RISKS ARISING FROM FINANCIAL INSTRUMENTS (Details) ₪ in Thousands, $ in Thousands	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 ILS (₪)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ILS (₪)
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	$ 324		$ 485
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	441		655
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement In Ils [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		₪ (97)		₪ 121
Average Foreign Exchange Rate, Weakening Member [Member] | Currency Risk Five Percent Movement [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	(324)		(485)
Average Foreign Exchange Rate, Weakening Member [Member] | Currency Risk Five Percent Movement In Ils [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		26		(33)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	$ (441)		$ (655)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement In Ils [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		97		(121)
Average Foreign Exchange Rate, Strengthening Member [Member] | Currency Risk Five Percent Movement In Ils [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		₪ (26)		₪ 33